Investee Companies and other investments (Schedule of Aggregate Cash Flows Derived) (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Oct. 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]
Disclosure of associates [abstract]
Cash and cash equivalents paid	€ 11,815
Less - cash and cash equivalents of the subsidiary	(1,964)
Total cash and cash equivalents	€ 9,851	€ 1,000	€ 9,851

[1]	Please refer to Note 2C for functional and presentation currency.